Income Taxes (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income (loss) before taxes	R$ 5,049,873	R$ (1,984,706)	R$ (2,805,044)
Nominal tax rate	34.00%	34.00%	34.00%
Expenses at nominal tax rates	R$ (1,716,957)	R$ 674,800	R$ 953,715
Adjustments to income taxes
Income from associates and joint ventures	(4,649)	(1,110)	366
Tax rate, GAAP and permanent differences on the results of a subsidiary	62,206	(536,428)	212,753
Effect of exchange rate variation on assets and liabilities of subsidiaries	922,204	(190,743)	(538,002)
Deferred tax assets not recognized			(967,103)
Interest on equity capital	389,640
Interest on taxes	74,652	140,056	83,235
Profits taxed by foreign jurisdictions	(329,147)	(110,655)	(31,400)
Tax paid on international subsidiaries	141,206	26,416	21,061
Recognition of tax assets from previous years	11,722	61,348	(77,964)
Provision for contingencies (1) (IRPJ and CSLL)	(977,277)
Other permanent differences	68,431	52,170	57,705
Total	R$ (1,357,969)	R$ 115,854	R$ (285,634)
Effective rate	26.90%	5.80%	(10.20%)
Current tax	R$ (1,349,789)	R$ (128,318)	R$ (77,574)
Deferred tax	R$ (8,180)	R$ 244,172	R$ (208,060)